1095 Avenue of the Americas New York, NY 10036-6797 +1 212 698 3500 Main +1 212 698 3599 Fax www.dechert.com

VIA EDGAR

October 14, 2011

Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re: Market Vectors ETF Trust

  Securities Act File No. 333-123257

  Investment Company Act File No. 811-10325

Ladies and Gentlemen:

On behalf of Market Vectors ETF Trust (the “Registrant”) and pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the “Securities Act”), I hereby certify that (i) the prospectus and statement of additional information contained in Post-Effective Amendment No. 483 to the Registrant’s Registration Statement on Form N-1A, filed on October 11, 2011, constituting the most recent effective amendment to this Registration Statement (the “Amendment”), that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in the Amendment, and (ii) the text of the Amendment was filed electronically with the Securities and Exchange Commission on October 11, 2011, accession number 0000930413-11-006613.

If you have any questions or comments regarding this filing, please call Stuart M. Strauss at (212) 698-3529.

Very truly yours,

/s/ Stuart M. Strauss

Stuart M. Strauss

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